Total Capital and Net Income Per Unit (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Director	Dec. 31, 2010	Dec. 31, 2009	Apr. 01, 2010	May 19, 2009
Total Capital and Net Income Per Unit (Textual) [Abstract]
General partners proportionate contribution	2.00%
Indirect general partners interest	2.00%
Common units award to each of the four non employee directors shares	1,267
Common units award to each of the four non employee directors value	$ 50,000
Common unit award to chairman share	2,217
Common unit award to chairman amount	$ 87,500
Common units issued for awards		1,007	1,644
Number of non employee directors received partnership awards	4
Days after year-end where limited partner's have right to receive cash distribution	45 days
Minimum percentage of holding by unitholders to remove general partner	66.67%
Minimum Quarterly Distribution of Incentives per quarter	0.4125
Subordinated unit converted in to common units				7,400,000	3,700,000
Common unit instrument convertible conversion price				29.95	17.66
Exceeded cash distribution per unit	0.4625